Equity - Summary of PSU activity for the period (Detail)	12 Months Ended
Dec. 31, 2021
Summary of Performance Restricted Units activity for the period [Line Items]
Outstanding, December 31, 2020	0
Granted	289
Forfeited	(79)
Outstanding, December 31, 2021	210